Derivative Instruments (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments (Textual) [Abstract]
Net uncollateralized derivative asset and liability	immaterial	immaterial
Cash collateral from derivative counterparties	$ 798	$ 1,000
Posted cash collateral	228	223
Pledged securities of fair value	148	152
Fair value of embedded derivatives	748	1,900
Hedging gains/losses	$ 827	$ 1,000	$ 347